Note 4 - Loans (Details) - Loans - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Real estate:
Loans	$ 301,448	$ 284,847	$ 278,452
Allowance for loan losses	(2,834)	(2,761)	(2,792)
Deferred loan origination costs, net	1,348	1,295	1,215
Net loans	$ 299,962	283,381	276,875
Municipal [Member]
Real estate:
Loans		1,459	2,144
Commercial and Industrial [Member]
Real estate:
Loans		19,038	18,432
Consumer Portfolio Segment [Member]
Real estate:
Loans		16,576	10,664
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Residential Portfolio Segment [Member]
Real estate:
Loans		132,553	137,539
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial Real Estate Other Receivable [Member] (Deprecated 2015-01-31)
Real estate:
Loans		46,982	48,814
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Municipal [Member]
Real estate:
Loans		8,602	6,344
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial Real Estate Construction Financing Receivable [Member] (Deprecated 2015-01-31)
Real estate:
Loans		13,234	7,773
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Consumer Portfolio Segment [Member]
Real estate:
Loans			7,773
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Home Equity Line of Credit [Member]
Real estate:
Loans		$ 46,403	$ 46,742